TRANSACTIONS WITH RELATED PARTIES - Schedule of Group's Key executives' Compensation (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Key management personnel compensation	S/ 118,517	S/ 107,725
Expected volatility, share options granted	33.30%
Director’s compensation
Disclosure of transactions between related parties [line items]
Key management personnel compensation	S/ 11,221	8,628
Remuneration
Disclosure of transactions between related parties [line items]
Key management personnel compensation	66,485	62,258
Expense for long-term incentive programs (Stock awards):
Disclosure of transactions between related parties [line items]
Key management personnel compensation	S/ 40,811	S/ 36,839